Note 4 - Inventories	12 Months Ended
Mar. 31, 2022
Notes to Financial Statements
Inventory Disclosure [Text Block]

4. Inventories

The Company uses the LIFO method of valuing inventory as it believes this method allows for better matching of current production cost to current revenue. As of March 31, 2022 and 2021, first-in, first-out (“FIFO”) based inventory costs exceeded LIFO based inventory costs, resulting in a LIFO reserve of $164.5 million and $128.7 million, respectively. In order to state inventories at LIFO, the Company recorded an increase to cost of products sold of $35.8 million for fiscal year 2022 as compared to a decrease to cost of products sold of $15.6 million for fiscal year 2021. The inventories by category and the impact of using the LIFO method are shown in the following table (in thousands):

	As of:
	March 31,	March 31,
	2022	2021
Finished products	$385,681	$317,654
In process	23,652	25,175
Raw materials and supplies	165,491	128,987
	574,824	471,816
Less excess of FIFO cost over LIFO cost	164,493	128,672
Total inventories	$410,331	$343,144